Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 97,116	$ 75,076
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	62,745	57,240
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	4,508	52
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	3,844	4
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	60	183
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 25,959	$ 17,597